TAXATION - Schedule of Deferred Tax Assets and Liabilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TAXATION
Deferred tax assets gross	¥ 2,714,121	$ 405,208	¥ 2,378,568
Valuation allowance on deferred tax assets	¥ 2,186,332	$ 326,411	¥ 1,881,873